Related Party Transactions - Class B Ordinary Shares (Details) - USD ($)					6 Months Ended	12 Months Ended
	Apr. 22, 2025	Jun. 05, 2023	Apr. 25, 2023	Mar. 19, 2021	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 07, 2025	Jul. 30, 2025
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)					90,191	87,646	87,222
Over-Allotment Option
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)			5,000,000
Over-Allotment Option | Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)			5,000,000
IPO And Over-Allotment Option
Related Party Transaction [Line Items]
Shares no longer subject to forfeiture (in shares)			1,250,000
IPO And Over-Allotment Option | Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
Shares no longer subject to forfeiture (in shares)			1,250,000
Common Class B
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)								0
Common Class B | Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)					0	12,500,000	12,500,000	0
Common Class B | Common Stock [Member] | Over-Allotment Option
Related Party Transaction [Line Items]
Shares excluded from weighted average shares outstanding subject to over-allotment option forfeiture (in shares)						1,687,500	1,687,500
Common Class B | Common Stock [Member] | Over-Allotment Option | Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
Shares excluded from weighted average shares outstanding subject to over-allotment option forfeiture (in shares)					1,687,500
Common Class A [Member] | Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)					12,500,000	0		61,859,712
Number of shares issued in transaction (in shares)	12,500,000
Related Party
Related Party Transaction [Line Items]
Proceeds from Sponsor for expenses				$ 25,000
Number of days after business combination for share price threshold			150 days
Related Party | Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
Proceeds from Sponsor for expenses				$ 25,000
Shares forfeited (in shares)		437,500
Period after business combination before transferring, assigning or selling shares			1 year
Share price threshold to transfer, assign or sell shares (in USD per share)			$ 12
Number of trading days for share price threshold			20 days
Trading day period for share price threshold			30 days
Number of days after business combination for share price threshold			150 days
Related Party | Common Class B | Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)						12,937,500
Sponsor | Related Party
Related Party Transaction [Line Items]
Percent of outstanding shares						20.00%
Shares forfeited (in shares)		437,500
Period after business combination before transferring, assigning or selling shares			1 year
Share price threshold to transfer, assign or sell shares (in USD per share)			$ 12
Number of trading days for share price threshold			20 days
Trading day period for share price threshold			30 days
Sponsor | Related Party | Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
Percent of outstanding shares					20.00%				20.00%
Shares forfeited (in shares)		437,500
Sponsor | Related Party | Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)							12,937,500
Sponsor | Related Party | Common Class B
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)						12,937,500